Shareholders’ Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Shareholders’ Deficit [Abstract]
SHAREHOLDERS’ DEFICIT

NOTE 11—SHAREHOLDERS’ DEFICIT

Series A Senior Convertible Preferred Shares

During the six months ended June 30, 2024, the Company accrued dividends of $127,445 for the series A senior convertible preferred shares and settled $130,968 of previously accrued dividends through the issuance of 9,366 common shares.

During the six months ended June 30, 2024, an aggregate of 181,212 series A senior convertible preferred shares were converted into an aggregate of 36,530 common shares.

As of June 30, 2024 and December 31, 2023, the Company had 45,455 and 226,667 series A senior convertible preferred shares issued and outstanding, respectively.

Series B Senior Convertible Preferred Shares

During the six months ended June 30, 2024, the Company accrued dividends of $2,976 for the series B senior convertible preferred shares and settled $13,299 of previously accrued dividends through the issuance of 757 common shares.

During the six months ended June 30, 2024, an aggregate of 91,567 series B senior convertible preferred shares were converted into an aggregate of 22,829 common shares.

As of June 30, 2024 and December 31, 2023, the Company had 0 and 91,567 series B senior convertible preferred shares issued and outstanding, respectively.

Series D Senior Convertible Preferred Shares

On June 27, 2024, the Company executed a share designation to designate 7,292,036 of its shares as series D senior convertible preferred shares. The following is a description of the rights of the series D senior convertible preferred shares.

Ranking. The series D senior convertible preferred shares rank, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common shares, allocation shares, and each other class or series that is not expressly made senior to or on parity with the series D senior convertible preferred shares; (ii) on parity with each other class or series that is not expressly subordinated or made senior to the series D senior convertible preferred shares; and (iii) junior to the Series A senior convertible preferred shares, all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company and each other class or series that is expressly made senior to the series D senior convertible preferred shares.

Dividend Rights. Holders of series D senior convertible preferred shares are entitled to dividends at a rate per annum of 10% of the stated value ($0.339 per share, subject to adjustment). Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends shall be payable only upon the liquidation of the Company or conversion (as defined in the share designation).

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities or parity securities (in each case, as defined in the share designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) shall be made to or set apart for the holders of securities that are junior to the series D senior convertible preferred shares as to the distribution of assets on any liquidation of the Company, including the common shares and allocation shares, each holder of outstanding series D senior convertible preferred shares shall be entitled to receive an amount of cash equal to 100% of the stated value plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders. If, upon any liquidation, the assets, or proceeds thereof, distributable among the holders of the series D senior convertible preferred shares shall be insufficient to pay in full the preferential amount payable to the holders of the series D senior convertible preferred shares and liquidating payments on any other shares of any class or series of parity securities as to the distribution of assets on any liquidation, then such assets, or the proceeds thereof, shall be distributed among the holders of series D senior convertible preferred shares and any such other parity securities ratably in accordance with the respective amounts that would be payable on such series D senior convertible preferred shares and any such other parity securities if all amounts payable thereon were paid in full.

Voting Rights. The series D senior convertible preferred shares do not have any voting rights; provided that, so long as any series D senior convertible preferred shares are outstanding, the affirmative vote of holders of a majority of series D senior convertible preferred shares, voting as a separate class, shall be necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the share designation.

Conversion Rights. Each series D senior convertible preferred share, plus all accrued and unpaid dividends thereon, shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable common shares determined by dividing the stated value ($0.339 per share), plus the value of the accrued, but unpaid, dividends thereon, by the conversion price of $4.407 per share (subject to standard adjustments in the event of any share splits, share combinations, share reclassifications, dividends paid in common shares, sales of substantially all of the Company’s assets, mergers, consolidations or similar transactions); provided that in no event shall the holder of any series D senior convertible preferred shares be entitled to convert any number of series D senior convertible preferred shares that upon conversion the sum of (i) the number of common shares beneficially owned by the holder and its affiliates and (ii) the number of common shares issuable upon the conversion of the series D senior convertible preferred shares with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common shares. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Redemption Rights. Not redeemable.

On June 28, 2024, the issued 1,966,570 series D senior convertible preferred shares for total cash proceeds of $475,000 in connection with the closing of the first tranche under the OID promissory note described above (Note 10). The $475,000 net proceeds were allocated on a relative fair value basis of $214,000 to the series D senior preferred shares.

During the six months ended June 30, 2024, the Company accrued dividends of $365 for the series D senior convertible preferred shares. As of June 30, 2024, the Company had 1,966,570 series D senior convertible preferred shares issued and outstanding.

Common Shares

On February 9, 2024, the Company entered into a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, pursuant to which the Company agreed to issue and sell to such purchasers an aggregate of 140,457 common shares and prefunded warrants for the purchase of 244,161 common shares at an offering price of $13.00 per common share and $12.87 per prefunded warrant, pursuant to the Company’s effective registration statement on Form S-1 (File No. 333-276670). On February 14, 2024, the closing of this offering was completed. At the closing, the purchasers prepaid the exercise price of the prefunded warrants in full. Therefore, the Company received total gross proceeds of $5,000,000. Pursuant to the placement agency agreement, Spartan received a cash transaction fee equal to 8% of the aggregate gross proceeds and reimbursement of certain out-of-pocket expenses. After deducting these and other offering expenses, the Company received net proceeds of approximately $4,335,000. During the six months ended June 30, 2024, the Company issued an aggregate of 174,126 common shares upon the exercise of prefunded warrants.

During the six months ended June 30, 2024, the Company issued an aggregate of 87,938 common shares upon the conversions of convertible promissory notes and accrued interest totaling $1,170,979.

During the six months ended June 30, 2024, the Company issued an aggregate of 10,123 common shares to the holders of the series A and B senior convertible preferred shares in settlement of $144,267 of accrued dividends. Pursuant to the series A and B senior convertible preferred shares designations, dividends payable in common shares shall be calculated based on a price equal to eighty percent (80%) of the volume weighted average price for the common shares on the Company’s principal trading market during the five (5) trading days immediately prior to the applicable dividend payment date.

During the six months ended June 30, 2024, the Company issued an aggregate of 36,530 common shares upon the conversion of an aggregate of 181,212 series A senior convertible preferred shares.

During the six months ended June 30, 2024, the Company issued an aggregate of 22,829 common shares upon the conversion of an aggregate of 91,567 series B senior convertible preferred shares.

Potential Common Stock Equivalents

As of June 30, 2024, there were 204,849,768 potential common share equivalents from series A and D senior convertible preferred shares, convertible notes, and warrants excluded from the diluted loss per share calculations as their effect is anti-dilutive.

Warrants

Warrants Issued in Public Equity Offering

On February 14, 2024 (as described above), the Company closed on a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, pursuant to which the Company agreed to issue and sell to such purchasers prefunded warrants for the purchase of 244,161 common shares at an exercise price of $0.13 per common share.

The Company evaluated the prefunded warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the prefunded warrants and applicable authoritative guidance from ASC 480 and ASC 815-40. The Company determined the prefunded warrants issued failed the indexation guidance under ASC 815-40, specifically, the prefunded warrants provide for a Black-Scholes value calculation in the event of certain transactions (“Fundamental Transactions”), which includes a floor on volatility utilized in the value calculation at 100% or greater. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815-40, the Company recorded the fair value of the warrants as a liability upon issuance and marked to market each reporting period in the Company’s condensed consolidated statement of operations until their exercise or expiration (see Note 9).

The fair value of the warrants deemed to be a liability, due to certain contingent put features, was determined using the Black-Scholes option pricing model, which was deemed to be an appropriate model due to the terms of the warrants issued, including a fixed term and exercise price. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 149.05%; (iii) risk-free interest rate of 4.86%; (iv) expected life of one year; (v) estimated fair value of the common shares of $25.35 per share; (vi) exercise price of $0.13.

Warrants Issued in Private Placement with 20% OID Promissory Note

On May 8, 2024, the Company issued five-year warrants for the purchase of 7,149 common shares at an adjusted exercise price of $34.97 per share (subject to standard adjustments as defined in the warrant agreement). Additionally, the Company issued a five-year warrant to the placement agent, Spartan, for the purchase of 572 common shares at an adjusted exercise price of $38.47 per share (subject to standard adjustments as defined in the warrant agreement). The warrants are exercisable at any time six months after the date of issuance.

The Company evaluated the warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance from ASC 480 and ASC 815-40. The Company determined the warrants issued failed the indexation guidance under ASC 815-40, specifically, the warrants provide for a Black-Scholes value calculation in the event of certain transactions (“Fundamental Transactions”), which includes a floor on volatility utilized in the value calculation at 100% or greater. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815-40, the Company recorded the fair value of the warrants as a liability upon issuance and marked to market each reporting period in the Company’s condensed consolidated statement of operations until their exercise or expiration (see Note 9). The warrants issued to the placement agent were classified as equity.

The fair value of the warrants deemed to be a liability, due to certain contingent put features, was determined using the Black-Scholes option pricing model, which was deemed to be an appropriate model due to the terms of the warrants issued, including a fixed term and exercise price. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 160.8%; (iii) risk-free interest rate of 4.5%; (iv) expected life of 5.5 years; (v) estimated fair value of the common shares of $31.20 per share; (vi) exercise price of $34.97.

The remaining proceeds were allocated to the placement agent warrants and note based on their relative fair value using the Black-Scholes option pricing model. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 160.8%; (iii) risk-free interest rate of 4.5%; (iv) expected life of 5.5 years; (v) estimated fair value of the common shares of $31.20 per share; (vi) exercise price of $38.47. The fair value of the placement agent warrants was $16,800, resulting in the amount allocated to the warrants, based on their relative fair value of $7,573, which was recorded as additional paid-in capital.

Exercise Price Adjustments to Warrants

As a result of the issuance of common shares in the offering on February 14, 2024, the exercise price of certain of the Company’s outstanding warrants was adjusted to $0.13 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $1,000, which was calculated using a Black-

Below is a table summarizing the changes in warrants outstanding during the six months ended June 30, 2024:

	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2023	10,441	$285.01
Granted	251,882	1.21
Exercised/settled	(174,126)	(0.13)
Outstanding at June 30, 2024	88,197	$55.29
Exercisable at June 30, 2024	80,476	$57.21

As of June 30, 2024, the outstanding warrants have a weighted average remaining contractual life of 1.30 years and a total intrinsic value of $243,721.

NOTE 17—SHAREHOLDERS’ EQUITY (DEFICIT)

Allocation Shares

As of December 31, 2023 and 2022, the Company had authorized and outstanding 1,000 allocation shares. These allocation shares do not entitle the holder thereof to vote on any matter relating to the Company other than in connection with amendments to the Company’s operating agreement and in connection with certain other corporate transactions as specified in the operating agreement.

The 1,000 allocation shares are issued and outstanding and held by the Manager, which is controlled by Mr. Roberts, the Company’s chief executive officer and a principal shareholder.

Common Shares

As of December 31, 2023 and 2022, the Company was authorized to issue 500,000,000 common shares and had 142,438 and 76,371 common shares issued and outstanding, respectively.

On February 16, 2022, the Company issued 30 common shares upon the conversion of 133,333 series A senior convertible preferred shares.

On August 2, 2022, the Company entered into an underwriting agreement with Craft Capital Management LLC and R.F. Lafferty & Co. Inc., as representatives of the underwriters named on Schedule 1 thereto, relating to the Company’s public offering of common shares. Under the underwriting agreement, the Company agreed to sell 1,099 common shares to the underwriters, at a gross purchase price per share of $5,460 per share, pursuant to the Company’s registration statement on Form S-1 (File No. 333-259011) under the Securities Act of 1933, as amended. On August 5, 2022, the Company sold 1,099 common shares for total gross proceeds of $6 million. After deducting underwriting commissions and expenses, the Company received net proceeds of approximately $5.15 million.

On August 2, 2022, the Company issued an aggregate of 615 common shares upon the partial extinguishment of the 6% convertible promissory notes issued to the Sellers of High Mountain and Innovative Cabinets (as described in Note 14).

On August 2, 2022, the Company issued 146 common shares upon the partial extinguishment of the related party promissory issued to Stephen Mallatt, Jr. and Rita Mallatt (as described in Note 15).

On August 2, 2022, the Company issued 219 common shares to Bevilacqua PLLC, the Company’s outside securities counsel, upon the settlement of accounts payable.

On March 23, 2022, the Company declared a common share dividend of $65.00 per share, or an aggregate of $249,762 to shareholders of record as of March 31, 2022. This dividend was paid on April 15, 2022.

On July 29, 2022, the Company declared a common share dividend of $170.69 per share, or an aggregate of $337,841 to shareholders of record as of August 4, 2022. This dividend was paid on August 19, 2022.

On August 23, 2022, the Company declared a common share dividend of $170.69 per share, or an aggregate of $505,751 to shareholders of record as of September 30, 2022. This dividend was paid on October 17, 2022.

On July 3, 2023, the Company entered into a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, pursuant to which the Company agreed to issue and sell to such purchasers an aggregate of 2,958 common shares and prefunded warrants for the purchase of 4,231 common shares at an offering price of $260 per common share and $247 per pre-funded warrant, pursuant to the Company’s effective registration statement on Form S-1 (File No. 333-272057). On July 7, 2023, the closing of this offering was completed. At the closing, the purchasers prepaid the exercise price of the prefunded warrants in full. Therefore, the Company received total gross proceeds of $1,869,000. Pursuant to the placement agency agreement, Spartan received a cash transaction fee equal to 8% of the aggregate gross proceeds and reimbursement of certain out-of-pocket expenses. After deducting these and other offering expenses, the Company received net proceeds of approximately $1,494,480. All of the purchasers exercised the prefunded warrants in full either at closing or shortly thereafter and the Company issued an aggregate of 4,231 common shares upon such exercise.

On July 14, 2023, the Company entered into a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, which were amended pursuant to an amendatory agreement, dated July 18, 2023, among the Company, Spartan and such purchasers. Pursuant to the foregoing, on July 18, 2023, the Company issued and sold to such purchasers an aggregate of 3,077 common shares at a purchase price of $312 per share for total gross proceeds of $960,000, pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-269509). Spartan received a cash transaction fee equal to 8% of the aggregate gross proceeds and reimbursement of certain out-of-pocket expenses. After deducting these and other offering expenses, the Company received net proceeds of approximately $858,200.

During the year ended December 31, 2023, the Company issued an aggregate 2,645 common shares to the holders of the series A and B senior convertible preferred shares in settlement of $510,351 of accrued dividends. Pursuant to the series A and B senior convertible preferred shares designations, dividends payable in common shares shall be calculated based on a price equal to eighty percent (80%) of the volume weighted average price for the common shares on the Company’s principal trading market during the five (5) trading days immediately prior to the applicable dividend payment date.

During the year ended December 31, 2023, the Company issued an aggregate of 320 common shares to two accredited investors as a commitment fee (as described in Note 14).

During the year ended December 31, 2023, the Company issued 390 common shares upon the exercise of warrants for cash proceeds of $5,064.

During the year ended December 31, 2023, the Company issued an aggregate of 1,752 common shares upon the cashless exercise of other warrants.

During the year ended December 31, 2023, the Company issued an aggregate of 12,366 common shares upon the conversion of an aggregate of 1,367,273 series A senior convertible preferred shares.

During the year ended December 31, 2023, the Company issued an aggregate of 6,808 common shares upon the conversion of an aggregate of 373,332 series B senior convertible preferred shares.

During the year ended December 31, 2023, the Company issued an aggregate of 31,520 common shares upon the conversion of promissory notes and accrued interest (as described in Note 14).

Warrants

Warrant Dividend Issued to Preferred Shareholders

During the year ended December 31, 2022 (as described in Note 16), the Company sold an aggregate of 481,566 units, each unit consists of one (1) series B senior convertible preferred share and a three-year warrant to purchase one (1) common share at an exercise price of $15,600 per common share (subject to adjustments), which such exercise price was adjusted to $39.00 following the adjustments, and may be exercised on a cashless basis under certain circumstances. The embedded conversion options of the series B senior convertible preferred shares and warrants were clearly and closely related to the equity host and did not require bifurcation.

Accordingly, a portion of the proceeds were allocated to the warrants and preferred shares based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 51.81%; (iii) weighted average risk-free interest rate of 0.31%; (iv) expected life of three years; (v) estimated fair value of the common shares of $10,088 per share; (vi) exercise price of $15,600; and (vii) various probability assumptions related to redemption and down round price adjustments. The fair value of the warrants was $379,553, resulting in the amount allocated to the warrants, based on their relative fair value of $172,050, which was recorded as additional paid-in capital.

Warrant Dividend Issued to Common Shareholders

On January 3, 2023, the Company issued warrants for the purchase of 314 common shares as a dividend to common shareholders of record as of December 23, 2022, pursuant to a warrant agent agreement, dated January 3, 2023, with VStock Transfer, LLC. Each holder of common shares received a warrant to purchase one (1) common share for every ten (10) common shares owned as of the record date (with the number of shares underlying the warrant received rounded down to the nearest whole number). Each warrant represents the right to purchase common shares at an initial exercise price of $5,460 per share (subject to certain adjustments as set forth in the warrants). The Company may, at its option, voluntarily reduce the then-current exercise price to such amount and for such period or periods of time which may be through the expiration date as may be deemed appropriate by the board of directors. Cashless exercises of the warrants are not permitted. The warrants will generally be exercisable in whole or in part beginning on the later of (i) January 3, 2024 or (ii) the date that a registration statement on Form S-3 with respect to the issuance and registration of the common shares underlying the warrants has been filed with and declared effective by the SEC, and thereafter until January 3, 2026. The Company may redeem the warrants at any time in whole or in part at $0.001 per warrant (subject to equitable adjustment to reflect share splits, share dividends, share combinations, recapitalizations and like occurrences) upon not less than 30 days’ prior written notice to the registered holders of the warrants. As a result of the issuance of warrants as a dividend to common shareholders, the Company recognized a deemed dividend of approximately $0.6 million, which was calculated using a Black-Scholes pricing model.

Warrants Issued in Private Placements of Promissory Notes

On July 8, 2022, the Company entered into securities purchase agreement with one accredited investor, Mast Hill, pursuant to which the Company issued to such investor (i) a promissory note in the principal amount of $600,000 and (ii) five-year warrants for the purchase of an aggregate of 77 common shares at an exercise price of $7,800 per share (subject to adjustments as defined in the warrant agreement) for total net cash proceeds of $499,600. As additional consideration, the Company issued a three-year warrant to J.H. Darbie & Co (the broker) for the purchase of 3 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement).

Accordingly, a portion of the proceeds were allocated to the warrants and common shares based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 49.11%; (iii) weighted average risk-free interest rate of 3.13%; (iv) expected life of five years; (v) estimated fair value of the common shares of $9,399 per share; (vi) exercise price ranging from $7,800 to $9,750; and (vii) various probability assumptions related to down round price adjustments. The fair value of the warrants was $2,405,306, resulting in the amount allocated to the warrants, based on their relative fair value of $402,650, which was recorded as additional paid-in capital.

On February 3, 2023, the Company entered into securities purchase agreements with two accredited investors, Mast Hill and Leonite, pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $604,000 and (ii) five-year warrants for the purchase of an aggregate of 97 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement) for total cash proceeds of $540,000. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 1 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement). The exercise prices of the outstanding foregoing warrants were adjusted on multiple occasions due to the antidilution provisions (down round feature) in the warrants described below.

Accordingly, a portion of the proceeds were allocated to the warrants and common shares based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 162.3%; (iii) weighted average risk-free interest rate of 4.1%; (iv) expected life of five years; (v) estimated fair value of the common shares of $2,509 per share; (vi) exercise price ranging from $5,460 to $6,825; and (vii) various probability assumptions related to down round price adjustments. The fair value of the warrants was $222,129 and the fair value of the commitment shares was $242,858, resulting in the amount allocated to the warrants and commitment shares, based on their relative fair value of $218,172, which was recorded as additional paid-in capital.

On February 9, 2023, the Company entered into securities purchase agreements with two accredited investors, Mast Hill and Leonite, pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $2,557,575 and (ii) five-year warrants for the purchase of an aggregate of 410 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement) for total cash proceeds of $2,271,818. As additional consideration, the Company issued Leonite a five-year warrant for the purchase of 187 common shares at an exercise price of $13.00 per share (subject to adjustments as defined in the warrant agreement), which were issued as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 10 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement). The exercise prices of the outstanding foregoing warrants were adjusted on multiple occasions due to the antidilution provisions (down round feature) in the warrants described below.

Accordingly, a portion of the proceeds were allocated to the warrants and common shares based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 162.0%; (iii) weighted average risk-free interest rate of 4.3%; (iv) expected life of five years; (v) estimated fair value of the common shares of $2,340 per share; (vi) exercise price ranging from $13.00 to $6,825; and (vii) various probability assumptions related to down round price adjustments. The fair value of the warrants was $1,323,774 and the fair value of the commitment shares was $521,590, resulting in the amount allocated to the warrants and commitment shares, based on their relative fair value of $879,829, which was recorded as additional paid-in capital.

On February 22, 2023, the Company entered into securities purchase agreement with one accredited investor, Mast Hill, pursuant to which the Company issued to such investor (i) a promissory note in the principal amount of $878,000 and (ii) five-year warrants for the purchase of an aggregate of 141 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement) for total cash proceeds of $737,700. As additional consideration, the Company issued a five-year warrant for the purchase of 153 common shares at an exercise price of $13.00 per share (subject to adjustments as defined in the warrant agreement) to the investor as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 6 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement). The exercise prices of the outstanding foregoing warrants were adjusted on multiple occasions due to the antidilution provisions (down round feature) in the warrants described below.

Accordingly, a portion of the proceeds were allocated to the warrants based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 161.6%; (iii) weighted average risk-free interest rate of 4.5%; (iv) expected life of five years; (v) estimated fair value of the common shares of $1,963 per share; (vi) exercise price ranging from $13.00 to $6,825; and (vii) various probability assumptions related to down round price adjustments. The fair value of the warrants was $556,485, resulting in the amount allocated to the warrants, based on their relative fair value of $261,945, which was recorded as additional paid-in capital.

On August 11, 2023 (as described in Note 13), the Company entered into a securities purchase agreement in a private placement transaction with certain accredited investors, pursuant to which the Company issued five-year warrants for the purchase of an aggregate of 3,153 common shares an exercise price of $237.90 per share (subject to standard adjustments). Spartan acted as placement agent in connection with the securities purchase agreement and received warrants for the purchase of a number of common shares equal to eight percent (8%) of the number common shares issuable upon conversion of the notes and exercise of the warrants at an exercise price of $261.69 per share (subject to standard adjustments), resulting in the issuance of a warrant for 6,663 common shares. The warrant is exercisable at any time six months after the date of issuance and until the fifth anniversary thereof.

Accordingly, a portion of the proceeds were allocated to the warrants based on their relative fair value using the Black-Scholes option pricing model. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 153.1%; (iii) risk-free interest rate of 4.3%; (iv) expected life of five years; (v) estimated fair value of the common shares of $240.76 per share; (vi) exercise price ranging from $237.90 to $261.69. The fair value of the warrants was $2,171,600, resulting in the amount allocated to the warrants, based on their relative fair value of $909,377, which was recorded as additional paid-in capital.

Warrants Issued in Public Equity Offering

On August 5, 2022, the Company issued a common share purchase warrant to each of Craft Capital Management LLC and R.F. Lafferty & Co. Inc., the representatives of the underwriters for the public offering described above, for the purchase of 28 common shares at an adjusted exercise price of $35.88 per share (subject to adjustments as defined in the warrant agreement). The warrants are exercisable at any time and from time to time, in whole or in part, during the period commencing on February 5, 2023 and ending on August 2, 2027 and may be exercised on a cashless basis under certain circumstances.

On July 7, 2023 (as described above), the Company closed on a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, pursuant to which the Company agreed to issue and sell to such purchasers prefunded warrants for the purchase of 4,231 common shares at an exercise price of $13.00 per common share.

The Company evaluated the prefunded warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the prefunded warrants and applicable authoritative guidance in ASC 480 and ASC 815-40. The Company determined the prefunded warrants issued failed the indexation guidance under ASC 815-40, specifically, the prefunded warrants provide for a Black-Scholes value calculation in the event of certain transactions (“Fundamental Transactions”), which includes a floor on volatility utilized in the value calculation at 100% or greater. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815-40, the Company recorded the fair value of the warrants as a liability upon issuance and marked to market each reporting period in the Company’s consolidated statement of operations until their exercise or expiration.

The fair value of the warrants deemed to be a liability, due to certain contingent put features, was determined using the Black-Scholes option pricing model, which was deemed to be an appropriate model due to the terms of the warrants issued, including a fixed term and exercise price. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 157.8%; (iii) risk-free interest rate of 5.3%; (iv) expected life of 30 days; (v) estimated fair value of the common shares of $286.52 per share; (vi) exercise price of $13.00.

Exercise Price Adjustments to Warrants

As a result of the issuance of common shares in settlement of series A senior convertible preferred shares accrued dividends on January 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $1,994.72 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $1,217,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares in settlement of series A senior convertible preferred shares accrued dividends on April 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $773.24 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $534,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares in the offering on July 7, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $260 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $19,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares in settlement of series A senior convertible preferred shares and series B senior convertible preferred shares accrued dividends on July 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $211.64 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of approximately $3,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares upon the conversion of promissory notes on August 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $102.96 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $6,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares in settlement of series A senior convertible preferred shares and series B senior convertible preferred shares accrued dividends on October 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $35.88 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of approximately $1,000, which was calculated using a Black-Scholes pricing model.

Below is a table summarizing the changes in warrants outstanding during the years ended December 31, 2023 and 2022:

	Warrants	Weighted- Average Exercise Price
Outstanding as of December 31, 2021	1,012	$12,376.00
Granted(1)	1,522	6,825.00
Exercised	(162)	(7,254.00)
Outstanding as of December 31, 2022	2,372	5,381.74
Granted	15,363	514.80
Exercised	(7,294)	(226.59)
Outstanding as of December 31, 2023	10,441	$440.64
Exercisable as of December 31, 2023	10,127	$285.01

(1)	Includes the issuance of warrants for the purchase of 228 common shares and an increase of 1,294 common shares underlying warrants pursuant to the adjustments described above.

As of December 31, 2023, the outstanding warrants have a weighted average remaining contractual life of 4.49 years and a total intrinsic value of $0.